Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Inventories

(5) Inventories

Inventories consist of :	June 30, 2011	December 31, 2010
Raw materials	$1,258,463	$1,165,383
Work in process	81,897	5,314
Finished goods (including $689,000 and $633,000 held by a customer at June 30, 2011 and December 31, 2010, respectively)	1,612,669	1,542,919
Total inventories	$2,953,029	$2,713,616

(5) INVENTORIES

Inventories consist of the following at December 31:

	2009	2010
Materials	$742,253	$1,165,383
Work in process	1,135	5,314
Finished goods (including $383,000 and $633,000 held by a customer at December 31, 2009 and 2010, respectively)	842,691	1,542,919
Total	$1,586,079	$2,713,616